Share based compensation	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Share based compensation
Share based compensation

16. Share based compensation

During the period ended September 30, 2024, $nil (September 30, 2023 ($40,700) was recognised for options and restricted stock units (“RSU’s”) granted by the Company under professional and consulting fees expenses and general and administrative expenses on the consolidated statements of net loss and comprehensive loss.

This share-based compensation relates only to the historic carve out pre-combination period and does not relate to options or RSUs in the Company. No share options or RSUs have been issued by the Company post listing date.

16. Share based compensation

During the year ended March 31, 2024, $317,882 (Year ended March 31, 2023 - $221,287) was recognized for options and restricted stock units (“RSU’s”) granted by Psyence Group under professional and consulting fees expenses and general and administrative expenses on the consolidated statements of net loss and comprehensive loss.

This share-based compensation relates only to the historic carve out pre-combination period and does not relate to options or RSUs in the Company. No share options or RSUs have been issued by the Company post transaction and listing date.